INVESTMENTS	12 Months Ended
Dec. 31, 2014
Investments All Other Investments [Abstract]
INVESTMENTS
NOTE 6 – INVESTMENT

The Company received 57,000 shares of common stock in Tagged, Inc. as part of payment in connection with a license agreement. If on liquidation date (i.e. public offering or change of control), the grant value of the stock is less than $250 (“grant value” or “floor value”), Tagged will pay the Company the difference between the $250 floor value and the grant value. The investment is carried at cost.